Subsequent Events (Details) - Schedule of Parent Company Balance Sheets - Parent [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 14,979,793	$ 14,452,747
Other current asset	16,000	1,324,063
Escrow		600,000
Other receivable - intercompany	3,309,212	3,224,949
Total current assets	18,305,005	19,601,759
OTHER ASSETS
Investment in subsidiary	37,876,525	39,653,486
Total other assets	37,876,525	39,653,486
Total assets	56,181,530	59,255,245
CURRENT LIABILITIES
Accounts payable	1,062,484	70,000
Other payables - intercompany	9,569,397	9,569,397
Total current liabilities	10,631,881	9,639,397
Total liabilities	10,631,881	9,639,397
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 6,191,340 and 6,167,402 shares issued, 4,269,340 and 4,208,942 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	1,543	1,542
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2023 and December 31, 2022, respectively	(481)	(481)
Additional paid-in capital	22,442,726	22,349,767
Subscription receivable
Statutory reserves	153,037	124,757
Retained earnings	24,688,559	28,315,319
Accumulated other comprehensive income (loss)	(1,735,735)	(1,175,056)
Total shareholders’ equity	45,549,649	49,615,848
Total liabilities and shareholders’ equity	$ 56,181,530	$ 59,255,245